Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Lease

Supplemental cash flow information related to leases for the three months ended March 31, 2026 and 2025 is as follows:

	Three Months Ended March 31,
	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$18,500	$27,535
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$169,743	$127,486
Supplemental cash flow information related to leases for the years ended December 31, 2025 and 2024 is as follows:
	Years Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$81,650	$125,076
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$127,486	$-

Schedule of Maturity of Lease Liabilities Under Operating Lease

The following table summarizes the maturity of lease liabilities under operating leases as of March 31, 2026:

For the Twelve-month Period Ending March 31:	Operating Lease
2027	$97,000
2028	70,500
2029	11,000
2030 and thereafter	-
Total lease payments	178,500
Amount of lease payments representing interest	(18,155)
Total present value of operating lease liabilities	$160,345

Current portion	$83,508
Long-term portion	76,837
Total	$160,345

The following table summarizes the maturity of lease liabilities under operating lease as of December 31, 2025:

For the Year Ending December 31:	Operating Lease
2026	$6,000
2027 and thereafter	-
Total lease payments	6,000
Amount of lease payments representing interest	-
Total present value of operating lease liabilities	$6,000

Schedule of Summarizes the Lease Term and Discount Rate

The following table summarizes the lease term and discount rate for the Company’s operating leases as of March 31, 2026:

Operating Lease
Weighted average remaining lease term (in years)	2.34
Weighted average discount rate	12.0%